Annual Total Returns- Government Long Bond 1.2x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Government Long Bond 1.2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	41.49%	3.45%	(16.79%)	34.80%	(5.48%)	(0.53%)	8.83%	(5.82%)	16.33%	21.04%